Net Income Per Share Attributable to Cooper-Standard Holdings Inc - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Preferred stock dividend rate, percentage	7.00%	7.00%